Long-Term Trade And Unbilled Receivables And Contract Assets (Tables)	12 Months Ended
Dec. 31, 2022
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Schedule Of Long-Term Trade And Unbilled Receivables
The following table presents the components of long-term trade and unbilled receivables and contract assets as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
Trade and unbilled receivables	$130,901	$123,107
Contract assets	244,574	194,630
Less - allowance for credit loss	(1,421)	(1,663)
Total	$374,054	$316,074